CONVERTIBLE NOTES (Details) (USD $)	0 Months Ended	12 Months Ended
	Feb. 18, 2014	Dec. 31, 2014 item
Debt Instrument [Line Items]
Convertible notes		$ 150,000,000
Convertible notes
Debt Instrument [Line Items]
Proceeds from initial issuance of convertible notes	130,000,000
Period of option for additional issuance	30 days
Proceeds from additional issuance of convertible notes	20,000,000
Interest rate (as a percent)		4.25%
Conversion rate		22.2222
Conversion price (in dollars per share)		$ 45.00
Sales price of common stock as percentage of conversion price for redemption at Company's option		130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option		20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option		30 days
Redemption prices as percentage of outstanding principal amount plus accrued and unpaid interest following occurrence of certain tax related events		100.00%
Convertible notes		150,000,000
Issuance costs		5,103,441
Effective interest rate (as a percent)		4.98%
Amortization of financing costs		793,574
Interest expense		5,521,205.00
Accrued interest		$ 2,386,830